New accounting standards and amendments (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of initial application of standards or interpretations [abstract]
Pre-commercial revenues	$ 7,275	$ 0